Condensed Statement of Stockholders' (Deficit) Equity (Parenthetical) - $ / shares	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Stockholders' Equity
Common Stock, par value (in dollars per share)	$ 0.0001			$ 0.0001				$ 0.0001
Common Stock Par value $0.0001
Increase (Decrease) in Stockholders' Equity
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001